Vessels, Drilling Rigs, Drillships, Machinery and Equipment, net - Vessels (Tables) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Balance,at beginning of period	$ 2,141,617
Impairment loss	140,568	$ 0
Balance,at end of period	1,416,225
Cost | Vessels
Balance,at beginning of period	2,873,951
Vessel transfer to held for sale	(530,640)
Impairment loss	(274,205)
Balance,at end of period	2,069,106
Accumulated Depreciation | Vessels
Balance,at beginning of period	(732,334)
Impairment loss	133,637
Depreciation	(54,184)
Balance,at end of period	(652,881)
Net Book Value | Vessels
Balance,at beginning of period	2,141,617
Vessel transfer to held for sale	(530,640)
Impairment loss	(140,568)
Depreciation	(54,184)
Balance,at end of period	$ 1,416,225